DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments
The net fair values of the exchange rate derivative contracts as of December 31, 2017 and December 31, 2016 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2017	2016

ARS/USD	ND Forward - Buy ARS	6.4 billion ARS	(6,534)	316
ARS/USD	ND Forward - Sell ARS	187.0 million ARS	533	—
COP/USD	ND Forward - Sell COP	65.7 billion COP	17	—
EUR/USD	ND Forward - Buy EUR	39.0 million EUR	224	—
BRL/USD	ND Forward - Buy BRL	67.2 million BRL	1,514	—
BRL/USD	ND Forward - Sell BRL	61.1 million BRL	247	—
EUR/USD	ND Forward - Sell EUR	5.3 million EUR	—	(30)

			(3,999)	286
ARS: Argentine pesos; COP: Colombian pesos; EUR: Euros; USD: US dollars; BRL: Brazilian real.
The net fair values of derivative financial instruments at December 31, 2017 and 2016 were as follows:

	As of December 31,
	2017	2016

Contracts with positive fair value
Interest rate swap contracts	302	—
Foreign exchange contracts	2,002	316

	2,304	316

Contracts with negative fair value
Interest rate swap contracts	—	(257)
Foreign exchange contracts	(6,001)	(30)

	(6,001)	(287)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2015	(566)	170	(396)

(Decrease) / Increase	(179)	54	(125)
Reclassification to income statement	820	(246)	574

At December 31, 2016	75	(22)	53

(Decrease) / Increase	363	3	366
Reclassification to income statement	372	(110)	262

At December 31, 2017	810	(129)	681